Investment Contract Liabilities	12 Months Ended
Dec. 31, 2018
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Investment Contract Liabilities

Note 8    Investment Contract Liabilities

Investment contract liabilities are contractual obligations that do not contain significant insurance risk. Those contracts are measured either at fair value or at amortized cost.

(a) Investment contract liabilities measured at fair value

Investment contract liabilities measured at fair value include certain investment savings and pension products sold primarily in Hong Kong and mainland China. The following table presents the movement in investment contract liabilities measured at fair value during the year.

For the years ended December 31,	2018	2017
Balance, January 1	$639	$631
New policies	96	50
Changes in market conditions	76	76
Redemptions, surrenders and maturities	(86)	(72)
Impact of changes in foreign exchange rates	57	(46)
Balance, December 31	$782	$639

(b) Investment contract liabilities measured at amortized cost

Investment contract liabilities measured at amortized cost include several fixed annuity products sold in Canada and U.S. fixed annuity products that provide guaranteed income payments for a contractually determined period and are not contingent on survivorship.

Carrying value and fair value of investment contract liabilities measured at amortized cost.

	2018		2017
As at December 31,	Amortized cost, gross of reinsurance ceded(1)	Fair value	Amortized cost, gross of reinsurance ceded(1)	Fair value
U.S. fixed annuity products	$1,357	$1,449	$1,282	$1,433
Canadian fixed annuity products	1,126	1,269	1,205	1,354
Investment contract liabilities	$2,483	$2,718	$2,487	$2,787

(1)

During the year, investment contract labilities with the carrying value and fair value of $128 and $130, respectively (2017 – $nil and $nil, respectively), were reinsured by the Company. As at December 31, 2018, the net carrying value and fair value of investment contracts labilities were $2,355 and $2,588, respectively.

The changes in investment contract liabilities measured at amortized cost was a result of the following business activities.

For the years ended December 31,	2018	2017
Balance, January 1	$2,487	$2,644
Policy deposits	6	68
Interest	82	100
Withdrawals	(201)	(232)
Fees	(1)	(1)
Other	–	(1)
Impact of changes in foreign exchange rates	110	(91)
Balance, December 31	$2,483	$2,487

Carrying value of fixed annuity products is amortized at a rate that exactly discounts the projected actual cash flows to the net carrying amount of the liability at the date of issue.

Fair value of fixed annuity products is determined by projecting cash flows according to the contract terms and discounting the cash flows at current market rates adjusted for the Company’s own credit standing. As at December 31, 2018 and 2017, all investment contracts were categorized in Level 2 of the fair value hierarchy.

(c) Investment contracts contractual obligations

As at December 31, 2018, the Company’s contractual obligations and commitments relating to the investment contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Investment contract liabilities(1)	$193	$492	$476	$4,312	$5,473

(1)	Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.